EARNINGS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Antidilutive securities excluded from computation of earnings per share	55,314	128,581
Common Stock Warrant [Member]
Antidilutive securities excluded from computation of earnings per share	86,957	86,957